Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 2,447		¥ 2,262
Additions	313		10
Disposals	(332)
Conversion from equity investment			657
Conversion	838
Share of losses in excess of equity method investment in ordinary shares	(7)		(161)
Net unrealized fair value change recognized in other comprehensive (loss) income	(71)		(432)
Accrued interest	76		78
Foreign currency translation adjustments	(5)		33
Ending balance	¥ 3,259	$ 459	¥ 2,447